Guarantor Financial Information - Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 328,346	$ 299,173	$ 401,306	$ 492,773
Restricted cash	3,076	8,987
Marketable securities	904	1,086
Accounts receivable, net of allowances	524,332	475,824
Inventories, net	337,121	320,269
Deferred tax assets	67,722	42,975
Prepaid expenses and other current assets	145,236	145,413
Intercompany receivables
Total current assets	1,406,737	1,293,727
Property, plant and equipment, net	534,469	491,205
Goodwill	3,048,405	2,821,271	2,831,300
Other intangible assets with indefinite lives	36,451	69,546
Finite-lived intangible assets, net	1,834,225	1,785,925
Deferred financing costs, net and other non-current assets	108,857	113,241
Investments in subsidiaries
Investments in unconsolidated entities	90,491	85,138
Marketable securities		2,254
Deferred tax assets	8,293	10,394
Intercompany notes receivable
Total assets	7,067,928	6,672,701	6,330,374
Current liabilities:
Current portion of long-term debt	60,232	61,092
Current portion of capital lease obligations	6,684	6,083
Short-term debt		6,240
Accounts payable	169,974	155,464
Accrued expenses and other current liabilities	411,919	395,573
Intercompany payables
Total current liabilities	648,809	624,452
Long-term liabilities:
Long-term debt, net of current portion	3,628,675	3,267,451
Capital lease obligations, net of current portion	12,917	12,629
Deferred tax liabilities	428,188	380,700
Other long-term liabilities	166,635	153,398
Intercompany notes payables
Total long-term liabilities	4,236,415	3,814,178
Redeemable non-controlling interest		2,497
Stockholders' equity	2,180,422	2,229,234
Non-controlling interests	2,282	2,340
Total equity	2,182,704	2,231,574	2,577,726	3,528,889
Total liabilities and equity	7,067,928	6,672,701
Issuer [Member]
Current assets:
Cash and cash equivalents	3,623	12,451	101,666	293,327
Restricted cash
Marketable securities
Accounts receivable, net of allowances
Inventories, net
Deferred tax assets	12,193	10,912
Prepaid expenses and other current assets	(20,636)	(74,078)
Intercompany receivables	298,812	397,914
Total current assets	293,992	347,199
Property, plant and equipment, net	2,679	2,542
Goodwill
Other intangible assets with indefinite lives
Finite-lived intangible assets, net	24,701	28,685
Deferred financing costs, net and other non-current assets	78,522	88,153
Investments in subsidiaries	4,114,478	3,586,625
Investments in unconsolidated entities	33,979	29,021
Marketable securities		2,254
Deferred tax assets
Intercompany notes receivable	1,724,650	1,934,366
Total assets	6,273,001	6,018,845
Current liabilities:
Current portion of long-term debt	45,000	43,000
Current portion of capital lease obligations
Short-term debt		6,240
Accounts payable	7,993	6,704
Accrued expenses and other current liabilities	(388,830)	(259,010)
Intercompany payables	557,578	429,644
Total current liabilities	221,741	226,578
Long-term liabilities:
Long-term debt, net of current portion	3,617,068	3,243,341
Capital lease obligations, net of current portion
Deferred tax liabilities	(5,329)	(25,936)
Other long-term liabilities	17,678	24,407
Intercompany notes payables	241,421	321,221
Total long-term liabilities	3,870,838	3,563,033
Redeemable non-controlling interest
Stockholders' equity	2,180,422	2,229,234
Non-controlling interests
Total equity	2,180,422	2,229,234
Total liabilities and equity	6,273,001	6,018,845
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	67,449	95,212	116,905	83,412
Restricted cash	1,680	1,691
Marketable securities	787	976
Accounts receivable, net of allowances	241,050	218,863
Inventories, net	142,413	136,271
Deferred tax assets	39,601	24,244
Prepaid expenses and other current assets	99,271	142,183
Intercompany receivables	1,254,727	436,630
Total current assets	1,846,978	1,056,070
Property, plant and equipment, net	293,260	287,561
Goodwill	1,820,438	1,680,208
Other intangible assets with indefinite lives	14,600	12,900
Finite-lived intangible assets, net	1,132,656	1,124,004
Deferred financing costs, net and other non-current assets	10,341	5,673
Investments in subsidiaries	358,088	46,565
Investments in unconsolidated entities
Marketable securities
Deferred tax assets	782	(1,683)
Intercompany notes receivable	722,552	(196,820)
Total assets	6,199,695	4,014,478
Current liabilities:
Current portion of long-term debt	349	353
Current portion of capital lease obligations	3,209	1,550
Short-term debt
Accounts payable	76,256	55,414
Accrued expenses and other current liabilities	586,116	480,475
Intercompany payables	806,507	104,817
Total current liabilities	1,472,437	642,609
Long-term liabilities:
Long-term debt, net of current portion	374	100
Capital lease obligations, net of current portion	5,412	2,175
Deferred tax liabilities	333,388	300,016
Other long-term liabilities	72,890	57,515
Intercompany notes payables	1,630,376	787,457
Total long-term liabilities	2,042,440	1,147,263
Redeemable non-controlling interest
Stockholders' equity	2,684,818	2,224,606
Non-controlling interests
Total equity	2,684,818	2,224,606
Total liabilities and equity	6,199,695	4,014,478
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	257,274	191,510	182,735	116,034
Restricted cash	1,396	7,296
Marketable securities	117	110
Accounts receivable, net of allowances	283,282	256,961
Inventories, net	203,230	189,706
Deferred tax assets	13,138	5,835
Prepaid expenses and other current assets	66,634	77,308
Intercompany receivables	55,847	15,637
Total current assets	880,918	744,363
Property, plant and equipment, net	239,082	201,233
Goodwill	1,227,967	1,145,907
Other intangible assets with indefinite lives	21,851	56,646
Finite-lived intangible assets, net	676,868	633,236
Deferred financing costs, net and other non-current assets	20,065	19,415
Investments in subsidiaries	(67,799)	112,756
Investments in unconsolidated entities	56,512	56,117
Marketable securities
Deferred tax assets	7,511	12,077
Intercompany notes receivable	1,278
Total assets	3,064,253	2,981,750
Current liabilities:
Current portion of long-term debt	14,883	17,739
Current portion of capital lease obligations	3,475	4,533
Short-term debt
Accounts payable	85,725	93,346
Accrued expenses and other current liabilities	214,659	174,108
Intercompany payables	245,300	315,718
Total current liabilities	564,042	605,444
Long-term liabilities:
Long-term debt, net of current portion	11,233	24,010
Capital lease obligations, net of current portion	7,505	10,454
Deferred tax liabilities	100,216	106,551
Other long-term liabilities	76,138	71,476
Intercompany notes payables	576,684	625,767
Total long-term liabilities	771,776	838,258
Redeemable non-controlling interest		2,497
Stockholders' equity	1,726,153	1,533,211
Non-controlling interests	2,282	2,340
Total equity	1,728,435	1,535,551
Total liabilities and equity	3,064,253	2,981,750
Eliminations [Member]
Current assets:
Cash and cash equivalents
Restricted cash
Marketable securities
Accounts receivable, net of allowances
Inventories, net	(8,522)	(5,708)
Deferred tax assets	2,790	1,984
Prepaid expenses and other current assets	(33)
Intercompany receivables	(1,609,386)	(850,181)
Total current assets	(1,615,151)	(853,905)
Property, plant and equipment, net	(552)	(131)
Goodwill		(4,844)
Other intangible assets with indefinite lives
Finite-lived intangible assets, net
Deferred financing costs, net and other non-current assets	(71)
Investments in subsidiaries	(4,404,767)	(3,745,946)
Investments in unconsolidated entities
Marketable securities
Deferred tax assets
Intercompany notes receivable	(2,448,480)	(1,737,546)
Total assets	(8,469,021)	(6,342,372)
Current liabilities:
Current portion of long-term debt
Current portion of capital lease obligations
Short-term debt
Accounts payable
Accrued expenses and other current liabilities	(26)
Intercompany payables	(1,609,385)	(850,179)
Total current liabilities	(1,609,411)	(850,179)
Long-term liabilities:
Long-term debt, net of current portion
Capital lease obligations, net of current portion
Deferred tax liabilities	(87)	69
Other long-term liabilities	(71)
Intercompany notes payables	(2,448,481)	(1,734,445)
Total long-term liabilities	(2,448,639)	(1,734,376)
Redeemable non-controlling interest
Stockholders' equity	(4,410,971)	(3,757,817)
Non-controlling interests
Total equity	(4,410,971)	(3,757,817)
Total liabilities and equity	$ (8,469,021)	$ (6,342,372)